NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS	9 Months Ended
Sep. 30, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS
One Big Beautiful Bill Act

On July 4, 2025, the President of the United States signed into law the One Big Beautiful Bill Act ("OBBBA"). The OBBBA introduces several significant tax law changes to U.S. federal tax law, including the restoration of immediate expensing for domestic R&D expenditures, modifications to bonus depreciation and interest deductibility, and other corporate tax reforms. The Company evaluated the changes in the current and deferred tax for the quarter ended September 30, 2025, and concluded that there was no material effect on its financial statements for the three and nine months ended September 30, 2025.

New IFRS Standards, Amendments, or Interpretations
There were no new International Financial Reporting Standards (“IFRS”), amendments or interpretations issued by the IASB that became effective in the nine months ended September 30, 2025 that had a material impact on the Company's unaudited interim condensed consolidated financial statements.
The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.